Name : Alfred P. Ouellette
Title: Assistant Vice President and
Senior Counsel

October 6, 2008

EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	John Hancock Bond Trust– (the “Trust”)
John Hancock Income Funds Class A, Class B, Class C and Class I Prospectuses
- John Hancock Government Income Fund;
- John Hancock High Yield Fund; and
- John Hancock Investment Grade Bond Fund (the “Funds”)
File No. 811-3006 and 2-66906

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Class A, B,C and I shares Prospectuses dated October 1, 2008 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary